Debentures, Bank Loans and Credit (Details) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Current liabilities
Current maturities of debentures	₪ 1,263			₪ 1,342
Current maturities of bank loans	692			839
Total current liabilities	1,955	[1]	$ 564	2,181
Non-current liabilities
Debentures	8,748			9,157
Bank loans	4,401			3,084
Total non-current liabilities	13,149	[1]	$ 3,794	12,241
Total	₪ 15,104			₪ 14,422

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.